Discontinued Operation of Elite English - Summary of Operating Results from Disposal of Elite English (Detail) (Elite English [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Elite English [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenue from discontinued operation		$ 1,445	$ 18,523
Loss on discontinued operations, net of tax		$ (407)	$ (3,228)